BUSINESS ACQUISITION - Additional information (Details) $ in Thousands				12 Months Ended
	Apr. 30, 2020 USD ($)	Feb. 28, 2019 USD ($)	Jan. 24, 2019 USD ($)	Feb. 28, 2021 USD ($) item shares	Feb. 29, 2020 USD ($) shares	Feb. 28, 2019 USD ($) shares	Feb. 28, 2018
Business Acquisition [Line Items]
Goodwill.				$ 454,413	$ 378,913
Common Class A
Business Acquisition [Line Items]
Stock consideration (in shares) | shares				0	24,702	20,502
Shanghai Xiaoxin
Business Acquisition [Line Items]
Ownership (as a percent)			69.20%				39.70%
Total purchase consideration			$ 98,124
Cash consideration			69,798
Remeasurement gain on acquisition			26,291
Goodwill.			$ 89,536
Dada
Business Acquisition [Line Items]
Ownership (as a percent)	92.60%				22.70%
Total purchase consideration	$ 14,292
Cash consideration	10,437
Remeasurement gain on acquisition	3,855
Goodwill.	$ 168,233			$ 168,233
Acquisitions fiscal 2021
Business Acquisition [Line Items]
Total purchase consideration				2,936
Intangible assets				1,351
Goodwill.				$ 1,660
Acquisitions fiscal 2020
Business Acquisition [Line Items]
Number of acquisitions | item				2
Total purchase consideration				$ 2,853
Intangible assets				321
Goodwill.				$ 3,999
Other acquisitions fiscal 2019
Business Acquisition [Line Items]
Total purchase consideration					$ 54,289
Cash consideration					44,356
Stock consideration					3,703
Equity interests					6,230
Intangible assets		$ 11,943				$ 11,943
Goodwill.		40,238				$ 40,238
Other acquisitions fiscal 2019 | Common Class A
Business Acquisition [Line Items]
Stock consideration		$ 1,977			$ 1,726